Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Series 1 preferred shares [member]	Issued capital [member] Series 3 preferred shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance at Oct. 31, 2020					$ 15,690	$ 145	$ 73,194	$ 0
Statement Line Items [Line Items]
Redemption of preferred shares (note 9)					(15,690)
Fair value of stock-based compensation (note 9)						0
Transfer of transaction costs on redemption of Series 3, preferred shares (note 9)							(1,123)
Net income (loss)	$ 16,470						16,470
Dividends paid on common and preferred shares							(2,915)
Other comprehensive income (loss)								2
Balance at Jul. 31, 2021	252,032	$ 166,404	$ 152,612	$ 13,647	0	145	85,626	2
Balance at Apr. 30, 2021					0	145	80,965	(3)
Statement Line Items [Line Items]
Redemption of preferred shares (note 9)					0
Fair value of stock-based compensation (note 9)						0
Transfer of transaction costs on redemption of Series 3, preferred shares (note 9)							0
Net income (loss)	5,436						5,436
Dividends paid on common and preferred shares							(775)
Other comprehensive income (loss)								5
Balance at Jul. 31, 2021	252,032	166,404	152,612	13,647	0	145	85,626	2
Balance at Oct. 31, 2021	332,106				0	145	90,644	0
Statement Line Items [Line Items]
Redemption of preferred shares (note 9)					0
Fair value of stock-based compensation (note 9)						1,044
Transfer of transaction costs on redemption of Series 3, preferred shares (note 9)							0
Net income (loss)	16,229						16,229
Dividends paid on common and preferred shares							(2,802)
Other comprehensive income (loss)								67
Balance at Jul. 31, 2022	346,648	242,510	227,674	13,647	0	1,189	104,071	67
Balance at Apr. 30, 2022					0	765	99,285	43
Statement Line Items [Line Items]
Redemption of preferred shares (note 9)					0
Fair value of stock-based compensation (note 9)						424
Transfer of transaction costs on redemption of Series 3, preferred shares (note 9)							0
Net income (loss)	5,720						5,720
Dividends paid on common and preferred shares							(934)
Other comprehensive income (loss)								24
Balance at Jul. 31, 2022	$ 346,648	$ 242,510	$ 227,674	$ 13,647	$ 0	$ 1,189	$ 104,071	$ 67